SCHEDULE OF OTHER INFORMATION OF OPERATING LEASES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating cash flow from operating lease	$ 58,965	$ 113,152
Right-of-use assets obtained in exchange for operating lease liabilities	$ 467,046	$ 651,279
Weighted average discount rate for operating lease	4.75%	4.75%
Minimum [Member]
Remaining lease term for operating lease (years)	1 year 9 months	2 years 9 months
Maximum [Member]
Remaining lease term for operating lease (years)	4 years 5 months 1 day	3 years 3 months